COMMITMENT (Details Narrative) - CAD ($)		1 Months Ended	12 Months Ended
	Apr. 07, 2017	Mar. 31, 2015	Dec. 31, 2017
Finder's Fee Agreement [Member]
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Agreement term			1 year
Percentage of finder's fees			10.00%
Mega Idea Holdings Limited ANX [Member]
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Maintenance fees, monthly payment		$ 10,000
Agreement term		3 years
Mega Idea Holdings Limited ANX [Member] | Debt settlement agreement [Member]
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Agreement term	2 years
Description for maintenance fees payble under agreement	The Company entered into a revised agreement with ANX. Pursuant to the terms of the agreement, the Company is required to pay monthly maintenance fees of US$1,500 for the first six months commencing the first month after the effective date, and US$5,000 thereafter
Revised periodic maintenance fees payable, first six months	$ 1,500
Revised periodic maintenance fees payable, thereafter	$ 5,000
Frequency of payments of maintenance fees under agreement	Monthly